Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements

18. FAIR VALUE MEASUREMENTS
The following table summarizes our liabilities measured at fair value on a recurring basis by level within the fair value hierarchy:

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Public warrants (1)	$7,168	$—	$—	$7,168
Private placement warrants (1)	—	4,998	—	4,998
Seller’s Earn-Out (1)	—	—	18,081	18,081

Total liabilities	$7,168	$4,998	$18,081	$30,247

(1)	Warrants and Seller’s Earn-Out were both $0 as of December 31, 2020.
Refer to Note 16—Seller’s
Earn-Out
and Note 17—Warrants for further information about the initial and subsequent measurement, including significant assumptions and valuation methodologies of these instruments.